Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

13. INCOME TAXES

For the years ended December 31, 2013, 2012 and 2011, the provision for income taxes is comprised of the following:

	2013	2012	2011
Current income tax (benefit) provision
Federal	$(113)	$(70)	$(70)
State	1,086	542	1,277
Foreign	13	31	24

Total current income tax provision	986	503	1,231

Deferred income tax provision (benefit):
Federal	27,852	37,873	11,429
State	(3,834)	1,106	768

Total deferred income tax provision	24,018	38,979	12,197

Total income tax provision	$25,004	$39,482	$13,428

The deferred income tax provision represents the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Cash paid for income taxes totaled $923, $767 and $513, for the years ended December 31, 2013, 2012 and 2011, respectively.

The components of deferred income tax assets and liabilities as of December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred income tax assets:
Acquisition and debt related costs	$4,534	$22,651
Net operating loss	270,467	222,702
Self-insurance	8,686	7,912
Deferred revenue	2,134	1,077
Other	8,156	5,736

Total deferred income tax assets	293,977	260,078

Deferred income tax liabilities:
Property and equipment	(245,418)	(199,836)
Goodwill	(28,242)	(21,028)
Amortization	(12,613)	(11,307)
Other	(8,593)	(4,146)

Total deferred income tax liabilities	(294,866)	(236,317)

Net deferred income tax (liabilities) assets	$(889)	$23,761

The Company files federal, state and provincial income tax returns in various jurisdictions with varying statute of limitation expiration dates. Under the tax statute of limitations applicable to the Internal Revenue Code, the Company is no longer subject to U.S. federal income tax examinations by the Internal Revenue Service for years before 2010. However, because the Company is carrying forward income tax attributes, such as net operating losses and tax credits from 2010 and earlier tax years, these attributes can still be audited when utilized on returns filed in the future. The Company has determined that there are no positions currently taken that would rise to a level requiring an amount to be recorded or disclosed as an uncertain tax position. If such positions do arise, it is the Company’s intent that any interest or penalty amount related to such positions will be recorded as a component of tax expense to the applicable period.

As of December 31, 2013, the Company has federal tax net operating loss carryforwards of approximately $660,000 and state net operating loss carryforwards with a combined total of approximately $850,000 spread across various jurisdictions. These net operating loss carryforwards, if not used to reduce taxable income in future periods, will begin to expire in 2029, for both state and federal tax purposes. Realization of the deferred income tax assets, primarily arising from these net operating loss carryforwards and other charitable contribution carryforwards, is dependent upon generating sufficient taxable income prior to expiration of the carryforwards, which may include the reversal of deferred tax liability components.

Due to the secondary offering in December 2013, there was an ownership shift of more than 50 percent, as defined by the Internal Revenue Code (“IRC”) Section 382. The Company determined that, while an ownership shift occurred and limits were determined under IRC Section 382 and the regulations and guidance thereunder, the applicable limit would not impair the value or anticipated use of the Company’s federal and state net operating losses. Although realization is not assured, management believes it is more likely than not that all of the deferred income tax assets will be realized.

The provision for income taxes for the years ended December 31, 2013, 2012 and 2011 differs from the amount computed by applying the U.S. federal statutory income tax rate to the Company’s income before income taxes primarily due to state income taxes, prior year true-ups, and federal tax credits. In addition to these items, for the year ended December 31, 2013, non-deductible offering costs, certain officer compensation and certain equity compensation awards also impacted the provision for income taxes. The reconciliation between the U.S. federal statutory income tax rate and the Company’s effective income tax provision (benefit) rate for the years ended December 31, 2013, 2012 and 2011, is as follows:

	2013	2012	2011
Income tax rate at federal statutory rates	35.00%	35.00%	35.00%
State taxes, net of federal benefit	(0.93)	1.36	5.57
Other	(0.94)	(2.59)	0.69

Income tax rate	33.13%	33.77%	41.26%